Consolidated Statements Of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Natural gas midstream	$ 965,211	$ 702,164	$ 504,789
Coal royalties	162,915	130,349	120,435
Other	31,849	31,623	31,480
Total revenues	1,159,975	864,136	656,704
Expenses
Cost of gas purchased	817,937	577,813	406,583
Operating	57,611	44,243	38,788
General and administrative	41,480	44,595	33,662
Impairments			1,511
Depreciation, depletion and amortization	89,376	75,900	70,235
Total expenses	1,006,404	742,551	550,779
Operating income	153,571	121,585	105,925
Other income (expense)
Interest expense	(44,287)	(35,591)	(24,653)
Derivatives	(13,442)	(22,493)	(19,714)
Other	501	686	1,353
Net income	96,343	64,187	62,911
Net loss (income) attributable to noncontrolling interests, pre-merger (Note 1)	664	(27,043)	(25,032)
Net income attributable to Penn Virginia Resource Partners, L.P.	$ 97,007	$ 37,144	$ 37,879
Basic net income per limited partner unit	1.45	0.97	0.99
Diluted net income per limited partner unit	1.45	0.97	0.99
Weighted average number of units outstanding, basic and diluted	66,342	38,293	38,293